Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series E1 Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Stock Based Compensation [Member]	Stock Subscription [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019			$ 5	$ 6,475,870			$ (11,049,212)	$ (4,573,337)
Beginning balance, shares at Dec. 31, 2019			51,997
Stock-based compensation for services			$ 4	406,996	(148,333)			258,667
Stock-based compensation for services, shares			43,750
Stock-based compensation expense and stock option modification				24,327				24,327
Conversion of debentures and accrued expenses			$ 1	116,509				116,530
Conversion of debenture and promissory note with unrelated parties, shares			5,467
Conversion of bridge notes and accrued interest to common stock			$ 33	3,017,466				3,017,499
Conversion of bridge notes and accrued interest to common stock, shares			332,804
Conversion of accrued salary and bonus, directors fees, and promissory notes with related parties			$ 5	736,991				736,996
Conversion of accrued salary and bonus, director fees, and promissory notes with related parties, shares			52,787
Series B, preferred stock contractual dividends				(35,440)				(35,440)
Conversion of debt to Series B preferred stock				156,000				156,000
Conversion of debt to Series B preferred stock, shares		156
Conversion of Series B preferred stock to common stock, shares
Issuance of Series B, preferred stock for cash				125,000		(25,000)		100,000
Issuance of Series B, preferred stock for cash, shares		125
Stock-based compensation to employees and directors
Stock-based compensation to employees and directors, shares	7,650
Net loss year ended December 31, 2021							(4,862,683)	(4,862,683)
Ending balance, value at Dec. 31, 2020			$ 48	11,023,739	(148,333)	(25,000)	(15,911,895)	(5,061,441)
Ending balance, shares at Dec. 31, 2020	7,650	281	486,806
Conversion of debentures and accrued expenses			$ 2	515,067				515,069
Conversion of debenture and promissory note with unrelated parties, shares			15,825
Conversion of bridge notes and accrued interest to common stock			$ 17	4,378,471				4,378,488
Conversion of bridge notes and accrued interest to common stock, shares			165,692
Series B, preferred stock contractual dividends				(153,343)				(153,343)
Conversion of Series B preferred stock to common stock			$ 16	(16)
Conversion of Series B preferred stock to common stock, shares		(991)	163,134
Issuance of Series B, preferred stock for cash		$ 2		2,195,998		25,000		2,221,000
Issuance of Series B, preferred stock for cash, shares		2,196
Stock-based compensation to employees and directors				6,603,691	(1,307,593)			5,296,098
Stock-based compensation to employees and directors, shares	850
Net loss year ended December 31, 2021							(11,977,065)	(11,977,065)
Adjustment to common stock to reconcile to transfer agent
Adjustment to common stock to reconcile to transfer agent, shares			(2,127)
Compensation expense due to warrant modification				109,206				109,206
Conversion of Series A preferred stock to common stock			$ 2	662,498			(542,500)	120,000
[custom:StockIssuedDuringPeriodSharesConversionOfSeriesAPreferredStockToCommonStockShares]			18,750
Exercise of Series B Warrants to common stock			$ 5	467,852				467,857
Conversion of Series B Warrants to commomn stock, shares			46,786
Incremental value from warrant modifications				850,214			(850,214)
Fair value allocation of warrants issued with convertible notes				72,600				72,600
Issuance of Series B, conversion of notes payable with directors to preferred stock				23,000				23,000
Issuance of Series B, conversion of notes payable with directors to preferred stock, shares		23
Series A, preferred stock contractual dividends				(29,538)				(29,538)
Common stock and warrants issued for services			$ 4	922,388	148,333			1,070,725
Common stock and warrants issued for services, shares			36,250
Conversion of Series E Preferred Stock to common stock			$ 72	2,123,756	406,851			2,530,679
Conversion of Series E Preferred Stock, shares	(8,500)		720,986
Ending balance, value at Dec. 31, 2021		$ 2	$ 166	$ 29,765,584	$ (900,742)		$ (29,281,674)	$ (416,664)
Ending balance, shares at Dec. 31, 2021		1,509	1,652,102